Expense Example - FidelitySustainableUSEquityFund-AMCIZPRO - FidelitySustainableUSEquityFund-AMCIZPRO - Fidelity Sustainable U.S. Equity Fund	Jul. 30, 2024 USD ($)
Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Expense Example:
1 year	$ 685
3 years	993
5 years	1,338
10 years	2,308
Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Expense Example:
1 year	488
3 years	853
5 years	1,257
10 years	2,386
Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Expense Example:
1 year	293
3 years	674
5 years	1,196
10 years	2,442
Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Expense Example:
1 year	92
3 years	353
5 years	649
10 years	1,490
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Expense Example:
1 year	77
3 years	317
5 years	593
10 years	$ 1,380